UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22215

International Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Hong T. Le

International Growth and Income Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

International Growth and Income Fund Semi-annual report for the six months ended December 31, 2022

Pursues growth and
income opportunities
across international
markets

International Growth and Income Fund seeks to provide you with long-term growth of capital while providing current income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended December 31, 2022:

	1 year	5 years	10 years

Class F-2 shares	–15.25%	1.95%	4.16%
Class A shares (reflecting 5.75% maximum sales charge)	–20.33	0.50	3.31

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.64% for Class F-2 shares and 0.90% for Class A shares as of the prospectus dated September 1, 2022.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of December 31, 2022, was 1.61% for Class F-2 shares and 1.25% for Class A shares, calculated in accordance with the U.S. Securities and Exchange Commission formula. The Class A share result reflects the 5.75% maximum sales charge.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for International Growth and Income Fund for the periods ended December 31, 2022, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/igffx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

8	Financial statements

12	Notes to financial statements

23	Financial highlights

Results at a glance

For periods ended December 31, 2022, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime*

International Growth and Income Fund (Class F-2 shares)	4.80%	–15.25%	1.95%	4.16%	5.86%
International Growth and Income Fund (Class A shares)	4.66	–15.47	1.70	3.92	5.62
MSCI All Country World Index (ACWI) ex USA†	2.96	–16.00	0.88	3.80	4.11

Past results are not predictive of results in future periods.

*	Lifetime results are from October 1, 2008, the inception date of the fund.
†	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. MSCI ACWI ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

International Growth and Income Fund	1

Investment portfolio December 31, 2022	unaudited

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
Eurozone*	28.88%
United Kingdom	14.77
Japan	7.25
China	6.29
United States	6.06
Hong Kong	5.70
Canada	3.92
Switzerland	3.84
Denmark	3.35
Taiwan	3.31
Brazil	3.14
Other countries	11.09
Short-term securities & other assets less liabilities	2.40

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands and Spain.

Common stocks 96.97%	Shares	Value (000)
Financials 16.96%
AIA Group, Ltd.	18,149,130	$199,949
Ping An Insurance (Group) Company of China, Ltd., Class H	28,668,500	189,218
AXA SA	5,118,578	142,659
Zurich Insurance Group AG	224,436	107,252
HDFC Bank, Ltd.	5,234,233	103,038
Tokio Marine Holdings, Inc.	4,704,300	100,703
UniCredit SpA	5,925,385	84,260
Toronto-Dominion Bank (CAD denominated)	1,297,451	84,009
Société Générale	3,146,000	78,934
Hiscox, Ltd.	5,931,339	78,149
DNB Bank ASA	3,459,654	68,495
Euronext NV	896,501	66,453
Aon PLC, Class A	193,257	58,004
Banco Bilbao Vizcaya Argentaria, SA	9,282,300	56,054
Hana Financial Group, Inc.	1,641,918	54,940
Hang Seng Bank, Ltd.	2,969,200	49,163
London Stock Exchange Group PLC	532,638	45,958
B3 SA-Brasil, Bolsa, Balcao	18,345,564	45,901
UBS Group AG	2,426,404	45,227
Industrial and Commercial Bank of China, Ltd., Class H	87,693,000	45,169
Banco Santander, SA	13,661,925	40,915
Resona Holdings, Inc.	7,311,000	40,163
XP, Inc., Class A1	2,373,759	36,413
Prudential PLC	2,527,905	34,209
Erste Group Bank AG	973,435	31,041
DBS Group Holdings, Ltd.	1,150,824	29,135
Bank Leumi Le-Israel BM	3,450,373	28,762
Tryg A/S	1,146,000	27,181
Discovery, Ltd.[1]	3,665,592	26,616
ABN AMRO Bank NV	1,915,000	26,449
HDFC Life Insurance Company, Ltd.	3,655,613	24,950
China Merchants Bank Co., Ltd., Class H	4,406,500	24,427
Kotak Mahindra Bank, Ltd.	1,055,522	23,224
Israel Discount Bank Ltd., Class A	3,972,879	20,880
Banca Generali SpA	586,966	20,201
Islandsbanki hf.	21,169,600	17,887
ICICI Bank, Ltd. (ADR)	768,052	16,813
Skandinaviska Enskilda Banken AB, Class A	1,449,622	16,683
Brookfield Corp., Class A (CAD denominated)	495,000	15,567
Grupo Financiero Banorte, SAB de CV, Series O	1,860,000	13,354
ICICI Securities, Ltd.	2,062,200	12,400

2	International Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Postal Savings Bank of China Co., Ltd., Class H	19,759,000	$12,206
EQT AB	534,000	11,381
ING Groep NV	889,312	10,850
AU Small Finance Bank, Ltd.	549,500	4,327
United Overseas Bank, Ltd.	175,400	4,023
Brookfield Asset Management, Ltd., Class A (CAD denominated)[1]	123,750	3,543
Piraeus Financial Holdings SA1	727	1
Moscow Exchange MICEX-RTS PJSC[1,2]	16,180,772	—	[3]
Sberbank of Russia PJSC[1,2]	22,898,260	—	[3]
		2,277,136

Industrials 11.91%
Airbus SE, non-registered shares	2,291,298	272,441
BAE Systems PLC	18,101,609	187,084
Alliance Global Group, Inc.	350,520,000	75,002
ABB, Ltd.	2,260,334	68,845
Rheinmetall AG	328,014	65,335
SMC Corp.	139,500	59,040
Daikin Industries, Ltd.	378,100	58,163
Brenntag SE	895,800	57,274
Bunzl PLC	1,556,352	51,947
CCR SA, ordinary nominative shares	25,211,862	51,668
RELX PLC	1,854,646	51,384
Ryanair Holdings PLC (ADR)[1]	596,836	44,619
Safran SA	338,618	42,315
InPost SA1	4,907,450	41,476
Cathay Pacific Airways, Ltd.[1,4]	35,325,180	38,402
LIXIL Corp.	2,278,155	34,718
Mitsui & Co., Ltd.	1,131,000	32,886
Waste Connections, Inc. (CAD denominated)	232,776	30,856
Experian PLC	784,453	26,706
TFI International, Inc. (CAD denominated)[4]	266,388	26,680
Techtronic Industries Co., Ltd.	2,277,826	25,364
Caterpillar, Inc.	102,000	24,435
Epiroc AB, Class A	876,290	16,013
Epiroc AB, Class B	466,519	7,520
BELIMO Holding AG	48,881	23,354
Canadian Pacific Railway, Ltd. (CAD denominated)[4]	307,200	22,904
Interpump Group SpA	401,700	18,197
Siemens AG	116,427	16,159
Nidec Corp.	306,600	15,967
Deutsche Post AG	423,660	15,947
Japan Airlines Co., Ltd.[1]	744,800	15,279
Adecco Group AG	463,250	15,234
DSV A/S	95,743	15,185
Kone OYJ, Class B	234,500	12,146
ASSA ABLOY AB, Class B	523,600	11,266
Wizz Air Holdings PLC[1]	422,942	9,688
SITC International Holdings Co., Ltd.	3,679,267	8,121
Hitachi, Ltd.	107,400	5,405
Polycab India, Ltd.	95,000	2,943
Husqvarna AB, Class B	68,350	482
		1,598,450

Consumer discretionary 11.74%
Evolution AB	1,974,050	192,793
LVMH Moët Hennessy-Louis Vuitton SE	256,113	186,052
MGM China Holdings, Ltd.[1,4]	104,350,400	114,990
Renault SA1	3,371,440	112,330
Sands China, Ltd.[1]	25,290,535	83,787
Restaurant Brands International, Inc. (CAD denominated)	1,164,585	75,320
Wynn Macau, Ltd.[1,4]	59,114,800	65,883
InterContinental Hotels Group PLC	1,057,900	60,891
Prosus NV, Class N	858,172	58,918
Midea Group Co., Ltd., Class A	7,670,002	56,973
Galaxy Entertainment Group, Ltd.	8,220,000	54,429
Sodexo SA	518,864	49,636
adidas AG	359,696	49,102

International Growth and Income Fund	3

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Li Ning Co., Ltd.	5,474,548	$46,978
B&M European Value Retail SA	8,806,119	43,877
Nitori Holdings Co., Ltd.	275,800	35,769
Industria de Diseño Textil, SA	1,301,667	34,661
Paltac Corp.	977,800	34,241
Valeo SA, non-registered shares	1,789,325	31,894
Stellantis NV	1,949,161	27,620
OPAP SA	1,832,245	25,976
Entain PLC	1,504,741	24,127
Coupang, Inc., Class A1	1,427,200	20,994
D’Ieteren Group	90,167	17,359
Americanas SA, ordinary nominative shares	6,761,828	12,359
Games Workshop Group PLC	117,000	12,124
IDP Education, Ltd.[4]	574,900	10,624
JD.com, Inc., Class A	330,902	9,302
Pan Pacific International Holdings Corp.	408,900	7,591
Kering SA	12,993	6,650
Balkrishna Industries, Ltd.	221,313	5,686
Dixon Technologies (India), Ltd.	87,500	4,118
MercadoLibre, Inc.[1]	3,895	3,296
		1,576,350

Consumer staples 11.39%
British American Tobacco PLC	8,659,635	343,569
Philip Morris International, Inc.	2,912,571	294,781
Nestlé SA	1,166,887	134,759
Anheuser-Busch InBev SA/NV	1,818,959	109,353
Carlsberg A/S, Class B	813,558	107,696
Kweichow Moutai Co., Ltd., Class A	424,093	104,944
Pernod Ricard SA	279,915	55,020
Japan Tobacco, Inc.[4]	2,601,400	52,601
Asahi Group Holdings, Ltd.[4]	1,493,000	46,488
Foshan Haitian Flavouring and Food Co., Ltd., Class A	3,469,725	39,720
Arca Continental, SAB de CV	4,818,969	39,132
Carrefour SA, non-registered shares	2,130,000	35,639
KT&G Corp.	447,718	32,374
Varun Beverages, Ltd.	1,920,783	30,582
Ocado Group PLC[1]	3,573,000	26,887
L’Oréal SA, non-registered shares	52,593	18,867
Imperial Brands PLC	686,102	17,142
Reckitt Benckiser Group PLC	189,834	13,207
Haleon PLC[1]	2,759,800	11,039
Danone SA	187,428	9,874
Avenue Supermarts, Ltd.[1]	104,467	5,120
		1,528,794

Information technology 10.87%
Taiwan Semiconductor Manufacturing Company, Ltd.	23,176,347	337,787
ASML Holding NV	488,297	264,317
Edenred SA	2,290,268	124,623
Tokyo Electron, Ltd.	378,145	112,333
Samsung Electronics Co., Ltd.	1,863,800	82,190
MediaTek, Inc.	3,882,400	78,860
Broadcom, Inc.	120,353	67,293
SAP SE	585,639	60,438
Keyence Corp.	120,700	47,255
Kingdee International Software Group Co., Ltd.[1]	20,098,000	42,785
Logitech International SA	640,000	39,723
Nokia Corp.	8,275,503	38,451
TDK Corp.	1,136,175	36,893
Capgemini SE	210,500	35,304
ASM International NV	91,500	23,164
Vanguard International Semiconductor Corp.	8,308,000	20,926
Halma PLC	460,182	10,996
Amadeus IT Group SA, Class A, non-registered shares[1]	209,310	10,794
Nice, Ltd. (ADR)[1,4]	42,670	8,205

4	International Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Fujitsu, Ltd.	44,300	$5,866
eMemory Technology, Inc.	133,000	5,767
Nomura Research Institute, Ltd.	236,000	5,610
		1,459,580

Health care 10.31%
AstraZeneca PLC	3,449,196	468,109
Novo Nordisk A/S, Class B	2,219,946	300,580
Sanofi	1,275,268	123,396
EssilorLuxottica	448,779	81,721
Siemens Healthineers AG	1,551,660	77,623
Bayer AG	1,452,688	75,006
GSK PLC	2,207,840	38,394
Grifols, SA, Class B (ADR)[1]	4,001,900	34,016
Genus PLC	927,840	33,441
EUROAPI[1,4]	1,757,612	26,047
Shionogi & Co., Ltd.	434,600	21,621
Lonza Group AG	42,009	20,676
Roche Holding AG, nonvoting non-registered shares	58,947	18,525
Novartis AG	200,003	18,116
BeiGene, Ltd. (ADR)[1]	61,561	13,540
Hypera SA, ordinary nominative shares	1,258,800	10,777
Innovent Biologics, Inc.[1]	2,183,500	9,374
CanSino Biologics, Inc., Class H4	1,013,200	8,667
HOYA Corp.	44,800	4,335
		1,383,964

Energy 7.75%
TotalEnergies SE	3,975,635	248,140
BP PLC	28,214,401	164,074
TechnipFMC PLC[1]	8,345,650	101,734
Equinor ASA	2,575,100	92,365
TC Energy Corp. (CAD denominated)[4]	1,898,528	75,689
Schlumberger, Ltd.	1,345,647	71,938
Canadian Natural Resources, Ltd. (CAD denominated)	1,140,000	63,306
Aker BP ASA	1,957,044	61,003
Cameco Corp. (CAD denominated)	2,346,000	53,175
Reliance Industries, Ltd.	859,046	26,352
Gaztransport & Technigaz SA	209,500	22,382
Tourmaline Oil Corp.	431,900	21,793
Woodside Energy Group, Ltd.	832,000	20,130
INPEX Corp.[4]	1,422,400	15,178
Var Energi ASA	974,000	3,360
Sovcomflot PAO[1,2]	16,933,870	—	[3]
Gazprom PJSC[2]	33,392,872	—	[3]
LUKOIL Oil Co. PJSC[2]	476,875	—	[3]
		1,040,619

Materials 5.78%
Vale SA, ordinary nominative shares	8,899,127	149,809
Vale SA (ADR), ordinary nominative shares	3,610,636	61,273
Linde PLC	338,907	110,545
Glencore PLC	13,716,990	91,722
Barrick Gold Corp.	4,223,230	72,555
Barrick Gold Corp. (CAD denominated)	608,000	10,422
UPM-Kymmene OYJ	1,061,000	39,773
Rio Tinto PLC	470,192	32,992
Asahi Kasei Corp.	4,464,525	31,725
Air Liquide SA, non-registered shares	218,569	31,089
Koninklijke DSM NV	228,582	28,023
Fresnillo PLC	2,560,608	27,797
Sociedad Química y Minera de Chile SA, Class B (ADR)	342,462	27,342
Fortescue Metals Group, Ltd.	1,908,306	26,604
Sika AG	70,819	17,088
Shin-Etsu Chemical Co., Ltd.	87,400	10,648
Givaudan SA	2,359	7,192
Alrosa PJSC[1,2]	3,661,021	—	[3]
		776,599

International Growth and Income Fund	5

Common stocks (continued)	Shares	Value (000)
Communication services 5.64%
Nippon Telegraph and Telephone Corp.	3,652,300	$104,251
Koninklijke KPN NV	33,542,844	103,780
Tencent Holdings, Ltd.	2,257,700	95,957
Telefónica, SA, non-registered shares	17,875,373	64,739
Publicis Groupe SA	996,162	63,257
Sea, Ltd., Class A (ADR)[1]	989,818	51,500
SoftBank Corp.	3,418,500	38,652
BT Group PLC	27,543,125	37,399
Vodafone Group PLC	33,772,836	34,235
América Móvil, SAB de CV, Series L (ADR)	1,844,061	33,562
Singapore Telecommunications, Ltd.	14,408,400	27,662
Deutsche Telekom AG1	1,296,820	25,867
Indus Towers, Ltd.	11,053,429	25,387
Viaplay Group AB, Class B1	921,279	17,555
MTN Group, Ltd.	2,012,329	15,074
Universal Music Group NV	437,500	10,561
NetEase, Inc.	500,500	7,296
Sitios Latinoamerica, SAB de CV, Class B1[1,4]	1,844,061	885
Yandex NV, Class A1,2	236,970	—	[3]
		757,619

Utilities 3.02%
Engie SA	8,519,904	122,040
Enel SpA	17,735,411	95,386
ENN Energy Holdings, Ltd.	5,265,200	73,454
Brookfield Infrastructure Partners, LP	1,638,032	50,738
Iberdrola, SA, non-registered shares	1,616,308	18,907
China Resources Gas Group, Ltd.	4,758,000	17,720
National Grid PLC	1,370,226	16,458
Veolia Environnement	403,232	10,359
		405,062

Real estate 1.60%
CK Asset Holdings, Ltd.	14,622,120	90,026
Longfor Group Holdings, Ltd.	15,686,900	48,075
Link REIT	4,847,606	35,594
Unibail-Rodamco-Westfield REIT, non-registered shares[1,4]	467,432	24,390
Embassy Office Parks REIT	4,152,311	16,849
		214,934

Total common stocks (cost: $11,237,806,000)		13,019,107

Preferred securities 0.63%
Materials 0.40%
Gerdau SA, preferred nominative shares	9,729,575	54,123

Consumer discretionary 0.14%
Volkswagen AG, nonvoting preferred shares	155,451	19,375

Information technology 0.09%
Samsung Electronics Co., Ltd., nonvoting preferred shares	283,202	11,396
Total preferred securities (cost: $73,799,000)		84,894

Short-term securities 3.29%

Money market investments 2.57%
Capital Group Central Cash Fund 4.31%[5,6]	3,457,394	345,705

6	International Growth and Income Fund

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.72%
Capital Group Central Cash Fund 4.31%[5,6,7]	337,051	$33,702
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12%[5,7]	14,500,000	14,500
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.15%[5,7]	12,500,000	12,500
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.22%[5,7]	9,077,308	9,077
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.03%[5,7]	8,700,000	8,700
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.17%[5,7]	7,700,000	7,700
Fidelity Investments Money Market Government Portfolio, Class I 4.06%[5,7]	5,800,000	5,800
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.11%[5,7]	4,800,000	4,800
		96,779

Total short-term securities (cost: $442,402,000)		442,484

Total investment securities 100.89% (cost: $11,754,007,000)		13,546,485
Other assets less liabilities (0.89)%		(120,118)

Net assets 100.00%		$13,426,367

Forward currency contracts

Contract amount						Unrealized appreciation
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2022 (000)
USD	28,402	GBP	23,300	UBS AG	1/12/2023	$224

Investments in affiliates6

	Value of affiliates at 7/1/2022 (000)	Additions (000)	Reductions (000)	Net Realized Loss (000)	Net unrealized appreciation (000)	Value of affiliates at 12/31/2022 (000)	Dividend income (000)
Short-term securities 2.82%
Money market investments 2.57%
Capital Group Central Cash Fund 4.31%[5]	$996,931	$859,964	$1,511,288	$(154)	$252	$345,705	$11,705
Money market investments purchased with collateral from securities on loan 0.25%
Capital Group Central Cash Fund 4.31%[5,7]	42,198		8,4968			33,702	—	[9]
Total 2.82%				$(154)	$252	$379,407	$11,705

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]	All or a portion of this security was on loan. The total value of all such securities was $225,900,000, which represented 1.68% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[5]	Rate represents the seven-day yield at 12/31/2022.
[6]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[8]	Represents net activity. Refer to Note 5 for more information on securities lending.
[9]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

GBP = British pounds

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

International Growth and Income Fund	7

Financial statements

Statement of assets and liabilities at December 31, 2022	unaudited
(dollars in thousands)

Assets:
Investment securities, at value (includes $225,900 of investment securities on loan):
Unaffiliated issuers (cost: $11,374,682)	$13,167,078
Affiliated issuers (cost: $379,325)	379,407	$13,546,485
Cash		387
Cash denominated in currencies other than U.S. dollars (cost: $5,181)		5,169
Unrealized appreciation on open forward currency contracts		224
Receivables for:
Sales of investments	9,763
Sales of fund’s shares	19,446
Dividends	49,882
Securities lending income	158
Other	421	79,670
		13,631,935
Liabilities:
Collateral for securities on loan Payables for:		96,779
Purchases of investments	6,631
Repurchases of fund’s shares	87,119
Investment advisory services	5,544
Services provided by related parties	1,875
Trustees’ deferred compensation	1,846
Non-U.S. taxes	2,683
Other	3,091	108,789
Net assets at December 31, 2022		$13,426,367

Net assets consist of:
Capital paid in on shares of beneficial interest		$12,051,536
Total distributable earnings		1,374,831
Net assets at December 31, 2022		$13,426,367

Refer to the notes to financial statements.

8	International Growth and Income Fund

Financial statements (continued)

Statement of assets and liabilities at December 31, 2022 (continued)	unaudited
(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (421,313 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$4,001,797	125,528		$31.88
Class C	79,448	2,495		31.85
Class T	10	—	*	31.86
Class F-1	118,470	3,710		31.93
Class F-2	2,302,265	72,209		31.88
Class F-3	2,462,403	77,312		31.85
Class 529-A	155,263	4,878		31.83
Class 529-C	5,462	172		31.72
Class 529-E	3,965	125		31.84
Class 529-T	13	—	*	31.86
Class 529-F-1	11	—	*	31.87
Class 529-F-2	30,366	953		31.87
Class 529-F-3	11	—	*	31.86
Class R-1	3,219	101		31.81
Class R-2	46,646	1,471		31.70
Class R-2E	40,012	1,263		31.69
Class R-3	85,584	2,691		31.80
Class R-4	62,355	1,957		31.86
Class R-5E	18,223	573		31.83
Class R-5	21,384	667		32.07
Class R-6	3,989,460	125,208		31.86

*	Amount less than one thousand.

Refer to the notes to financial statements.

International Growth and Income Fund	9

Financial statements (continued)

Statement of operations for the six months ended December 31, 2022	unaudited
(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $7,550; also includes $11,705 from affiliates)	$182,864
Securities lending income (net of fees)	1,137
Interest from unaffiliated issuers	263	$184,264
Fees and expenses*:
Investment advisory services	31,515
Distribution services	6,236
Transfer agent services	4,708
Administrative services	1,978
529 plan services	56
Reports to shareholders	235
Registration statement and prospectus	202
Trustees’ compensation	9
Auditing and legal	156
Custodian	1,741
Other	71	46,907
Net investment income		137,357

Net realized loss and unrealized appreciation:
Net realized loss on:
Investments:
Unaffiliated issuers	(419,196)
Affiliated issuers	(154)
Forward currency contracts	(2,802)
Currency transactions	(682)	(422,834)
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $2,751):
Unaffiliated issuers	895,759
Affiliated issuers	252
Forward currency contracts	542
Currency translations	953	897,506
Net realized loss and unrealized appreciation		474,672
Net increase in net assets resulting from operations		$612,029

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

10	International Growth and Income Fund

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended December 31, 2022*	Year ended June 30, 2022
Operations:
Net investment income	$137,357	$469,963
Net realized (loss) gain	(422,834)	517,551
Net unrealized appreciation (depreciation)	897,506	(4,156,849)
Net increase (decrease) in net assets resulting from operations	612,029	(3,169,335)
Distributions paid to shareholders	(380,914)	(1,120,883)

Net capital share transactions	(5,969)	756,750

Total increase (decrease) in net assets	225,146	(3,533,468)

Net assets:
Beginning of period	13,201,221	16,734,689
End of period	$13,426,367	$13,201,221

*	Unaudited.

Refer to the notes to financial statements.

International Growth and Income Fund	11

Notes to financial statements	unaudited

1. Organization

International Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital while providing current income.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

12	International Growth and Income Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor.

International Growth and Income Fund	13

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2022 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$273,604	$2,003,532	$—	*	$2,277,136
Industrials	201,162	1,397,288	—		1,598,450
Consumer discretionary	111,969	1,464,381	—		1,576,350
Consumer staples	333,913	1,194,881	—		1,528,794
Information technology	75,498	1,384,082	—		1,459,580
Health care	58,333	1,325,631	—		1,383,964
Energy	387,635	652,984	—	*	1,040,619
Materials	431,946	344,653	—	*	776,599
Communication services	85,947	671,672	—	*	757,619
Utilities	50,738	354,324	—		405,062
Real estate	—	214,934	—		214,934
Preferred securities	54,123	30,771	—		84,894
Short-term securities	442,484	—	—		442,484
Total	$2,507,352	$11,039,133	$—	*	$13,546,485

Refer to the end of the table for footnotes.

14	International Growth and Income Fund

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$224	$—	$224

*	Amount less than one thousand.
†	Forward currency contracts are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline —sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgements in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets

International Growth and Income Fund	15

are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of December 31, 2022, the total value of securities on loan was $225,900,000, and the total value of collateral received was $239,472,000. Collateral received includes cash of $96,779,000 and U.S. government securities of $142,693,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $35,620,000.

16	International Growth and Income Fund

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of forward currency contracts as of, or for the six months ended, December 31, 2022 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$224	Unrealized depreciation on open forward currency contracts	$—

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(2,802)	Net unrealized appreciation on forward currency contracts	$542

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of forward currency contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2022, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty		Available to offset	Non-cash collateral	*	Cash collateral	*	Net amount
Assets:
UBS AG	$224	$—	$—		$(224)		$—

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

International Growth and Income Fund	17

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended December 31, 2022, the fund recognized $1,625,000 in reclaims (net of $599,000 in fees and the effect of realized gain or loss from currency translations) and $195,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of June 30, 2022, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$107,831
Undistributed long-term capital gains	155,042

As of December 31, 2022, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$3,010,287
Gross unrealized depreciation on investments	(1,230,066)
Net unrealized appreciation on investments	1,780,221
Cost of investments	11,766,487

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended December 31, 2022						Year ended June 30, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$62,723		$45,965		$108,688		$114,772		$216,524	$331,296
Class C	979		913		1,892		1,832		5,325	7,157
Class T	—	*	—	*	—	*	—	*	1	1
Class F-1	1,833		1,352		3,185		4,399		8,762	13,161
Class F-2	40,921		26,442		67,363		76,585		129,210	205,795
Class F-3	42,440		28,326		70,766		88,194		154,156	242,350
Class 529-A	2,341		1,776		4,117		4,189		7,937	12,126
Class 529-C	66		63		129		122		358	480
Class 529-E	56		46		102		103		219	322
Class 529-T	—	*	—	*	—	*	—	*	1	1
Class 529-F-1	—	*	—	*	—	*	—	*	1	1
Class 529-F-2	520		350		870		868		1,439	2,307
Class 529-F-3	—	*	—	*	—	*	—	*	1	1
Class R-1	40		39		79		59		128	187
Class R-2	567		535		1,102		899		2,433	3,332
Class R-2E	546		466		1,012		893		2,054	2,947
Class R-3	1,203		989		2,192		2,025		4,287	6,312
Class R-4	978		723		1,701		1,786		3,348	5,134
Class R-5E	307		209		516		512		862	1,374
Class R-5	368		242		610		1,107		2,142	3,249
Class R-6	69,904		46,686		116,590		103,072		180,278	283,350
Total	$225,792		$155,122		$380,914		$401,417		$719,466	$1,120,883

*	Amount less than one thousand.

18	International Growth and Income Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.478% on the first $15 billion of daily net assets and decreasing to 0.430% on such assets in excess of $21 billion. For the six months ended December 31, 2022, the investment advisory services fees were $31,515,000, which were equivalent to an annualized rate of 0.478% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2022, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

International Growth and Income Fund	19

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended December 31, 2022, the 529 plan services fees were $56,000, which were equivalent to 0.060% of the average daily net assets of each 529 share class.

For the six months ended December 31, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$4,895	$2,743		$590		Not applicable
Class C	400	56		12		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	152	99		18		Not applicable
Class F-2	Not applicable	1,426		353		Not applicable
Class F-3	Not applicable	17		357		Not applicable
Class 529-A	173	96		22		$45
Class 529-C	28	4		1		1
Class 529-E	9	1		1		1
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	7		5		9
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	16	2		—	*	Not applicable
Class R-2	168	79		7		Not applicable
Class R-2E	116	40		6		Not applicable
Class R-3	204	63		12		Not applicable
Class R-4	75	30		9		Not applicable
Class R-5E	Not applicable	14		3		Not applicable
Class R-5	Not applicable	5		3		Not applicable
Class R-6	Not applicable	26		579		Not applicable
Total class-specific expenses	$6,236	$4,708		$1,978		$56

*	Amount less than one thousand.

Trustees deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $9,000 in the fund’s statement of operations reflects $37,000 in current fees (either paid in cash or deferred) and a net decrease of $28,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended December 31, 2022, the fund engaged in such purchase and sale transactions with related funds in the amounts of $49,420,000 and $70,727,000, respectively, which generated $3,376,000 of net realized losses from such sales.

20	International Growth and Income Fund

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended December 31, 2022.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended December 31, 2022

Class A	$165,051	5,386	$106,732		3,571		$(396,650)	(13,118)	$(124,867)	(4,161)
Class C	3,780	123	1,881		63		(14,860)	(486)	(9,199)	(300)
Class T	—	—	—		—		—	—	—	—
Class F-1	13,296	424	3,123		104		(38,750)	(1,261)	(22,331)	(733)
Class F-2	274,304	8,985	65,175		2,186		(535,859)	(17,854)	(196,380)	(6,683)
Class F-3	393,716	12,973	70,416		2,357		(452,566)	(14,717)	11,566	613
Class 529-A	6,903	224	4,116		138		(9,847)	(319)	1,172	43
Class 529-C	472	15	129		4		(1,285)	(41)	(684)	(22)
Class 529-E	251	8	101		3		(355)	(11)	(3)	— †
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	3,724	121	870		29		(4,171)	(132)	423	18
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	489	16	79		3		(691)	(23)	(123)	(4)
Class R-2	4,018	132	1,102		37		(5,216)	(172)	(96)	(3)
Class R-2E	2,727	91	1,012		34		(3,172)	(104)	567	21
Class R-3	7,658	253	2,191		73		(8,273)	(272)	1,576	54
Class R-4	5,210	174	1,700		57		(6,854)	(225)	56	6
Class R-5E	1,939	64	516		18		(2,380)	(80)	75	2
Class R-5	1,456	47	600		20		(4,302)	(139)	(2,246)	(72)
Class R-6	477,575	15,549	116,117		3,885		(259,167)	(8,233)	334,525	11,201
Total net increase (decrease)	$1,362,569	44,585	$375,860		12,582		$(1,744,398)	(57,187)	$(5,969)	(20)

Refer to the end of the table for footnotes.

International Growth and Income Fund	21

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended June 30, 2022

Class A	$451,225	11,819	$325,678	8,660		$(649,172)	(17,216)	$127,731	3,263
Class C	11,457	298	7,116	188		(39,197)	(1,041)	(20,624)	(555)
Class T	—	—	—	—		—	—	—	—
Class F-1	27,535	711	12,841	340		(82,900)	(2,231)	(42,524)	(1,180)
Class F-2	717,911	18,968	199,065	5,302		(696,998)	(18,860)	219,978	5,410
Class F-3	632,994	16,625	241,491	6,411		(1,507,257)	(40,347)	(632,772)	(17,311)
Class 529-A	18,192	475	12,124	323		(22,901)	(596)	7,415	202
Class 529-C	1,257	33	480	13		(3,865)	(100)	(2,128)	(54)
Class 529-E	564	14	322	9		(1,244)	(32)	(358)	(9)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	8,260	216	2,305	62		(5,690)	(146)	4,875	132
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class R-1	1,126	32	186	5		(562)	(15)	750	22
Class R-2	10,744	285	3,331	88		(14,642)	(380)	(567)	(7)
Class R-2E	8,013	210	2,947	79		(6,637)	(178)	4,323	111
Class R-3	23,087	603	6,311	168		(23,912)	(630)	5,486	141
Class R-4	12,867	337	5,133	136		(21,041)	(553)	(3,041)	(80)
Class R-5E	5,517	143	1,373	37		(2,321)	(61)	4,569	119
Class R-5	6,897	179	2,863	75		(26,976)	(760)	(17,216)	(506)
Class R-6	1,469,499	37,587	283,033	7,572		(651,682)	(16,139)	1,100,850	29,020
Total net increase (decrease)	$3,407,145	88,535	$1,106,602	29,468		$(3,756,997)	(99,285)	$756,750	18,718

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $2,247,146,000 and $1,768,410,000, respectively, during the six months ended December 31, 2022.

22	International Growth and Income Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
12/31/2022[5,6]	$31.34	$.29	$1.12	$1.41	$(.50)	$(.37)	$(.87)	$31.88	4.66%[7]	$4,002		.93%[8]		.93%[8]		1.86%[8]
6/30/2022	41.57	1.06	(8.66)	(7.60)	(.90)	(1.73)	(2.63)	31.34	(19.24)	4,065		.90		.90		2.77
6/30/2021	30.76	.79	10.81	11.60	(.79)	—	(.79)	41.57	37.93	5,256		.91		.91		2.13
6/30/2020	33.23	.58	(2.43)	(1.85)	(.62)	—	(.62)	30.76	(5.56)	3,999		.92		.92		1.80
6/30/2019	33.25	.77	(.02)	.75	(.77)	—	(.77)	33.23	2.34	4,728		.91		.91		2.41
6/30/2018	32.03	.77	1.23	2.00	(.78)	—	(.78)	33.25	6.18	4,922		.90		.90		2.23
Class C:
12/31/2022[5,6]	31.30	.17	1.13	1.30	(.38)	(.37)	(.75)	31.85	4.28 [7]	79		1.67	[8]	1.67	[8]	1.12	[8]
6/30/2022	41.51	.74	(8.61)	(7.87)	(.61)	(1.73)	(2.34)	31.30	(19.85)	88		1.64		1.64		1.92
6/30/2021	30.71	.50	10.81	11.31	(.51)	—	(.51)	41.51	36.93	139		1.66		1.66		1.36
6/30/2020	33.16	.34	(2.42)	(2.08)	(.37)	—	(.37)	30.71	(6.29)	146		1.66		1.66		1.06
6/30/2019	33.16	.50	.02	.52	(.52)	—	(.52)	33.16	1.59	205		1.69		1.69		1.58
6/30/2018	31.95	.49	1.23	1.72	(.51)	—	(.51)	33.16	5.35	250		1.69		1.69		1.43
Class T:
12/31/2022[5,6]	31.32	.33	1.12	1.45	(.54)	(.37)	(.91)	31.86	4.80 [7,9]	—	[10]	.67	[8,9]	.67	[8,9]	2.12	[8,9]
6/30/2022	41.56	1.16	(8.67)	(7.51)	(1.00)	(1.73)	(2.73)	31.32	(19.04)[9]	—	[10]	.64	[9]	.64	[9]	3.02	[9]
6/30/2021	30.75	.89	10.81	11.70	(.89)	—	(.89)	41.56	38.29 [9]	—	[10]	.65	[9]	.65	[9]	2.38	[9]
6/30/2020	33.23	.67	(2.44)	(1.77)	(.71)	—	(.71)	30.75	(5.33)[9]	—	[10]	.66	[9]	.66	[9]	2.07	[9]
6/30/2019	33.24	.85	(.01)	.84	(.85)	—	(.85)	33.23	2.61 [9]	—	[10]	.67	[9]	.67	[9]	2.66	[9]
6/30/2018	32.03	.84	1.22	2.06	(.85)	—	(.85)	33.24	6.40 [9]	—	[10]	.69	[9]	.69	[9]	2.44	[9]
Class F-1:
12/31/2022[5,6]	31.39	.29	1.11	1.40	(.49)	(.37)	(.86)	31.93	4.65 [7]	119		.95	[8]	.95	[8]	1.86	[8]
6/30/2022	41.62	1.02	(8.63)	(7.61)	(.89)	(1.73)	(2.62)	31.39	(19.26)	139		.92		.92		2.67
6/30/2021	30.80	.77	10.84	11.61	(.79)	—	(.79)	41.62	37.89	234		.92		.92		2.07
6/30/2020	33.27	.59	(2.44)	(1.85)	(.62)	—	(.62)	30.80	(5.55)	201		.92		.92		1.81
6/30/2019	33.29	.76	(.02)	.74	(.76)	—	(.76)	33.27	2.29	207		.95		.95		2.36
6/30/2018	32.06	.74	1.25	1.99	(.76)	—	(.76)	33.29	6.16	250		.94		.94		2.15
Class F-2:
12/31/2022[5,6]	31.35	.33	1.11	1.44	(.54)	(.37)	(.91)	31.88	4.80 [7]	2,302		.66	[8]	.66	[8]	2.13	[8]
6/30/2022	41.58	1.17	(8.67)	(7.50)	(1.00)	(1.73)	(2.73)	31.35	(19.04)	2,473		.64		.64		3.06
6/30/2021	30.77	.88	10.82	11.70	(.89)	—	(.89)	41.58	38.27	3,056		.65		.65		2.38
6/30/2020	33.25	.67	(2.44)	(1.77)	(.71)	—	(.71)	30.77	(5.33)	2,455		.66		.66		2.06
6/30/2019	33.26	.85	(.01)	.84	(.85)	—	(.85)	33.25	2.61	2,879		.68		.68		2.67
6/30/2018	32.05	.85	1.22	2.07	(.86)	—	(.86)	33.26	6.41	2,715		.68		.68		2.46
Class F-3:
12/31/2022[5,6]	31.32	.35	1.11	1.46	(.56)	(.37)	(.93)	31.85	4.86 [7]	2,462		.55	[8]	.55	[8]	2.25	[8]
6/30/2022	41.55	1.14	(8.60)	(7.46)	(1.04)	(1.73)	(2.77)	31.32	(18.97)	2,402		.53		.53		2.97
6/30/2021	30.74	.88	10.86	11.74	(.93)	—	(.93)	41.55	38.44	3,906		.55		.55		2.39
6/30/2020	33.22	.71	(2.45)	(1.74)	(.74)	—	(.74)	30.74	(5.22)	3,554		.55		.55		2.20
6/30/2019	33.23	.88	(.01)	.87	(.88)	—	(.88)	33.22	2.71	2,617		.58		.58		2.77
6/30/2018	32.02	.89	1.21	2.10	(.89)	—	(.89)	33.23	6.53	2,304		.58		.58		2.59
Class 529-A:
12/31/2022[5,6]	31.29	.28	1.12	1.40	(.49)	(.37)	(.86)	31.83	4.64 [7]	155		.97	[8]	.97	[8]	1.83	[8]
6/30/2022	41.52	1.05	(8.65)	(7.60)	(.90)	(1.73)	(2.63)	31.29	(19.27)	151		.92		.92		2.76
6/30/2021	30.72	.78	10.80	11.58	(.78)	—	(.78)	41.52	37.91	192		.94		.94		2.10
6/30/2020	33.19	.58	(2.44)	(1.86)	(.61)	—	(.61)	30.72	(5.59)	133		.95		.95		1.78
6/30/2019	33.20	.75	(.01)	.74	(.75)	—	(.75)	33.19	2.30	148		.97		.97		2.36
6/30/2018	31.99	.76	1.21	1.97	(.76)	—	(.76)	33.20	6.10	153		.95		.95		2.20

Refer to the end of the table for footnotes.

International Growth and Income Fund	23

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
12/31/2022[5,6]	$31.18	$.16	$1.12	$1.28	$(.37)	$(.37)	$(.74)	$31.72	4.23%[7]		$6		1.73%[8]		1.73%[8]		1.06%[8]
6/30/2022	41.35	.72	(8.57)	(7.85)	(.59)	(1.73)	(2.32)	31.18	(19.88)		6		1.69		1.69		1.87
6/30/2021	30.59	.52	10.73	11.25	(.49)	—	(.49)	41.35	36.86		10		1.69		1.69		1.41
6/30/2020	33.03	.33	(2.41)	(2.08)	(.36)	—	(.36)	30.59	(6.30)		20		1.69		1.69		1.03
6/30/2019	33.05	.49	— [11]	.49	(.51)	—	(.51)	33.03	1.51		26		1.73		1.73		1.55
6/30/2018	31.83	.46	1.24	1.70	(.48)	—	(.48)	33.05	5.33		29		1.74		1.74		1.35
Class 529-E:
12/31/2022[5,6]	31.31	.25	1.11	1.36	(.46)	(.37)	(.83)	31.84	4.55	[7]	4		1.15	[8]	1.15	[8]	1.65	[8]
6/30/2022	41.53	.95	(8.63)	(7.68)	(.81)	(1.73)	(2.54)	31.31	(19.45)		4		1.13		1.13		2.49
6/30/2021	30.73	.70	10.81	11.51	(.71)	—	(.71)	41.53	37.62		6		1.14		1.14		1.88
6/30/2020	33.19	.51	(2.42)	(1.91)	(.55)	—	(.55)	30.73	(5.76)		4		1.14		1.14		1.59
6/30/2019	33.21	.69	(.02)	.67	(.69)	—	(.69)	33.19	2.07		5		1.17		1.17		2.17
6/30/2018	31.99	.68	1.23	1.91	(.69)	—	(.69)	33.21	5.93		5		1.17		1.17		1.98
Class 529-T:
12/31/2022[5,6]	31.33	.32	1.11	1.43	(.53)	(.37)	(.90)	31.86	4.77	[7,9]	—	[10]	.73	[8,9]	.73	[8,9]	2.07	[8,9]
6/30/2022	41.56	1.14	(8.66)	(7.52)	(.98)	(1.73)	(2.71)	31.33	(19.09)[9]		—	[10]	.69	[9]	.69	[9]	3.00	[9]
6/30/2021	30.75	.87	10.81	11.68	(.87)	—	(.87)	41.56	38.22	[9]	—	[10]	.71	[9]	.71	[9]	2.33	[9]
6/30/2020	33.23	.65	(2.44)	(1.79)	(.69)	—	(.69)	30.75	(5.39)[9]		—	[10]	.71	[9]	.71	[9]	2.01	[9]
6/30/2019	33.24	.83	(.01)	.82	(.83)	—	(.83)	33.23	2.54	[9]	—	[10]	.74	[9]	.74	[9]	2.59	[9]
6/30/2018	32.03	.83	1.22	2.05	(.84)	—	(.84)	33.24	6.36	[9]	—	[10]	.73	[9]	.73	[9]	2.40	[9]
Class 529-F-1:
12/31/2022[5,6]	31.33	.31	1.12	1.43	(.52)	(.37)	(.89)	31.87	4.74	[7,9]	—	[10]	.77	[8,9]	.77	[8,9]	2.03	[8,9]
6/30/2022	41.56	1.13	(8.66)	(7.53)	(.97)	(1.73)	(2.70)	31.33	(19.09)[9]		—	[10]	.73	[9]	.73	[9]	2.96	[9]
6/30/2021	30.76	.61	11.06	11.67	(.87)	—	(.87)	41.56	38.18	[9]	—	[10]	.74	[9]	.74	[9]	1.86	[9]
6/30/2020	33.24	.65	(2.44)	(1.79)	(.69)	—	(.69)	30.76	(5.39)		22		.72		.72		2.02
6/30/2019	33.25	.84	(.02)	.82	(.83)	—	(.83)	33.24	2.54		22		.74		.74		2.62
6/30/2018	32.04	.84	1.21	2.05	(.84)	—	(.84)	33.25	6.36		18		.74		.74		2.43
Class 529-F-2:
12/31/2022[5,6]	31.33	.33	1.12	1.45	(.54)	(.37)	(.91)	31.87	4.81	[7]	30		.65	[8]	.65	[8]	2.13	[8]
6/30/2022	41.57	1.18	(8.69)	(7.51)	(1.00)	(1.73)	(2.73)	31.33	(19.04)		29		.64		.64		3.10
6/30/2021[5,12]	31.30	.69	10.28	10.97	(.70)	—	(.70)	41.57	35.12	[7]	33		.66	[8]	.66	[8]	2.60	[8]
Class 529-F-3:
12/31/2022[5,6]	31.33	.34	1.10	1.44	(.54)	(.37)	(.91)	31.86	4.83	[7]	—	[10]	.61	[8]	.61	[8]	2.18	[8]
6/30/2022	41.56	1.18	(8.66)	(7.48)	(1.02)	(1.73)	(2.75)	31.33	(19.00)		—	[10]	.59		.59		3.10
6/30/2021[5,12]	31.30	.69	10.29	10.98	(.72)	—	(.72)	41.56	35.17	[7]	—	[10]	.66	[8]	.59	[8]	2.64	[8]
Class R-1:
12/31/2022[5,6]	31.27	.17	1.12	1.29	(.38)	(.37)	(.75)	31.81	4.27	[7]	3		1.66	[8]	1.66	[8]	1.13	[8]
6/30/2022	41.50	.89	(8.73)	(7.84)	(.66)	(1.73)	(2.39)	31.27	(19.81)		3		1.59		1.59		2.36
6/30/2021	30.71	.53	10.79	11.32	(.53)	—	(.53)	41.50	36.99	[9]	4		1.60	[9]	1.60	[9]	1.43	[9]
6/30/2020	33.16	.36	(2.42)	(2.06)	(.39)	—	(.39)	30.71	(6.24)[9]		3		1.63	[9]	1.63	[9]	1.11	[9]
6/30/2019	33.16	.52	.01	.53	(.53)	—	(.53)	33.16	1.62	[9]	3		1.65	[9]	1.65	[9]	1.62	[9]
6/30/2018	31.95	.49	1.24	1.73	(.52)	—	(.52)	33.16	5.38	[9]	4		1.65	[9]	1.65	[9]	1.42	[9]

Refer to the end of the table for footnotes.

24	International Growth and Income Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
12/31/2022[5,6]	$31.17	$.18	$1.11	$1.29	$(.39)	$(.37)	$(.76)	$31.70	4.27%[7]	$47	1.65%[8]		1.65%[8]		1.15%[8]
6/30/2022	41.36	.78	(8.62)	(7.84)	(.62)	(1.73)	(2.35)	31.17	(19.85)	46	1.63		1.63		2.05
6/30/2021	30.61	.52	10.75	11.27	(.52)	—	(.52)	41.36	36.95	61	1.64		1.64		1.40
6/30/2020	33.06	.34	(2.41)	(2.07)	(.38)	—	(.38)	30.61	(6.27)	47	1.66		1.66		1.07
6/30/2019	33.07	.52	— [11]	.52	(.53)	—	(.53)	33.06	1.60	54	1.67		1.67		1.64
6/30/2018	31.87	.50	1.22	1.72	(.52)	—	(.52)	33.07	5.38	57	1.66		1.66		1.46
Class R-2E:
12/31/2022[5,6]	31.16	.22	1.11	1.33	(.43)	(.37)	(.80)	31.69	4.46 [7]	40	1.35	[8]	1.35	[8]	1.45	[8]
6/30/2022	41.34	.89	(8.60)	(7.71)	(.74)	(1.73)	(2.47)	31.16	(19.60)	39	1.34		1.34		2.35
6/30/2021	30.60	.63	10.75	11.38	(.64)	—	(.64)	41.34	37.33	47	1.34		1.34		1.70
6/30/2020	33.09	.51	(2.48)	(1.97)	(.52)	—	(.52)	30.60	(5.95)	35	1.32		1.32		1.72
6/30/2019	33.12	.67	(.07)	.60	(.63)	—	(.63)	33.09	1.85	5	1.39		1.39		2.09
6/30/2018	31.92	.61	1.22	1.83	(.63)	—	(.63)	33.12	5.69	3	1.38		1.38		1.79
Class R-3:
12/31/2022[5,6]	31.27	.25	1.11	1.36	(.46)	(.37)	(.83)	31.80	4.49 [7]	86	1.20	[8]	1.20	[8]	1.60	[8]
6/30/2022	41.48	.95	(8.64)	(7.69)	(.79)	(1.73)	(2.52)	31.27	(19.46)	82	1.18		1.18		2.51
6/30/2021	30.70	.68	10.79	11.47	(.69)	—	(.69)	41.48	37.52	104	1.19		1.19		1.84
6/30/2020	33.17	.50	(2.44)	(1.94)	(.53)	—	(.53)	30.70	(5.84)	78	1.20		1.20		1.57
6/30/2019	33.18	.67	(.01)	.66	(.67)	—	(.67)	33.17	2.04	66	1.23		1.23		2.09
6/30/2018	31.97	.65	1.23	1.88	(.67)	—	(.67)	33.18	5.85	70	1.22		1.22		1.89
Class R-4:
12/31/2022[5,6]	31.32	.29	1.12	1.41	(.50)	(.37)	(.87)	31.86	4.68 [7]	62	.90	[8]	.90	[8]	1.90	[8]
6/30/2022	41.55	1.05	(8.64)	(7.59)	(.91)	(1.73)	(2.64)	31.32	(19.24)	61	.88		.88		2.75
6/30/2021	30.74	.80	10.81	11.61	(.80)	—	(.80)	41.55	37.98	84	.89		.89		2.15
6/30/2020	33.21	.59	(2.43)	(1.84)	(.63)	—	(.63)	30.74	(5.54)	63	.90		.90		1.84
6/30/2019	33.22	.75	— [11]	.75	(.76)	—	(.76)	33.21	2.33	67	.92		.92		2.33
6/30/2018	32.01	.75	1.23	1.98	(.77)	—	(.77)	33.22	6.16	84	.92		.92		2.18
Class R-5E:
12/31/2022[5,6]	31.29	.32	1.12	1.44	(.53)	(.37)	(.90)	31.83	4.79 [7]	18	.70	[8]	.70	[8]	2.09	[8]
6/30/2022	41.52	1.17	(8.68)	(7.51)	(.99)	(1.73)	(2.72)	31.29	(19.07)	18	.68		.68		3.07
6/30/2021	30.72	.87	10.80	11.67	(.87)	—	(.87)	41.52	38.24	19	.69		.69		2.33
6/30/2020	33.20	.66	(2.44)	(1.78)	(.70)	—	(.70)	30.72	(5.35)	14	.69		.69		2.07
6/30/2019	33.22	.93	(.11)	.82	(.84)	—	(.84)	33.20	2.56	5	.71		.71		2.92
6/30/2018	32.01	1.02	1.03	2.05	(.84)	—	(.84)	33.22	6.36	1	.71		.71		2.96
Class R-5:
12/31/2022[5,6]	31.52	.34	1.13	1.47	(.55)	(.37)	(.92)	32.07	4.85 [7]	21	.59	[8]	.59	[8]	2.21	[8]
6/30/2022	41.80	1.11	(8.63)	(7.52)	(1.03)	(1.73)	(2.76)	31.52	(18.97)	23	.55		.55		2.88
6/30/2021	30.92	.97	10.83	11.80	(.92)	—	(.92)	41.80	38.42	52	.57		.57		2.55
6/30/2020	33.41	.71	(2.47)	(1.76)	(.73)	—	(.73)	30.92	(5.25)	32	.58		.58		2.20
6/30/2019	33.42	.84	.01	.85	(.86)	—	(.86)	33.41	2.64	24	.62		.62		2.60
6/30/2018	32.20	.88	1.22	2.10	(.88)	—	(.88)	33.42	6.48	34	.62		.62		2.52
Class R-6:
12/31/2022[5,6]	31.33	.35	1.11	1.46	(.56)	(.37)	(.93)	31.86	4.86 [7]	3,990	.55	[8]	.55	[8]	2.24	[8]
6/30/2022	41.56	1.26	(8.72)	(7.46)	(1.04)	(1.73)	(2.77)	31.33	(18.96)	3,572	.53		.53		3.33
6/30/2021	30.75	.83	10.91	11.74	(.93)	—	(.93)	41.56	38.43	3,532	.54		.54		2.26
6/30/2020	33.23	.71	(2.44)	(1.73)	(.75)	—	(.75)	30.75	(5.21)	5,016	.54		.54		2.21
6/30/2019	33.24	.91	(.04)	.87	(.88)	—	(.88)	33.23	2.71	4,288	.57		.57		2.84
6/30/2018	32.03	.90	1.21	2.11	(.90)	—	(.90)	33.24	6.54	3,350	.57		.57		2.62

Refer to the end of the table for footnotes.

International Growth and Income Fund	25

Financial highlights (continued)

	Six months ended December 31, 2022[5,6,7]	Year ended June 30,
		2022	2021	2020	2019	2018
Portfolio turnover rate for all share classes[13]	15%	34%	23%	35%	35%	27%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Amount less than $.01.
[12]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

26	International Growth and Income Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2022, through December 31, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

International Growth and Income Fund	27

Expense example (continued)

	Beginning account value 7/1/2022	Ending account value 12/31/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,046.56	$4.80	.93%
Class A – assumed 5% return	1,000.00	1,020.52	4.74	.93
Class C – actual return	1,000.00	1,042.80	8.60	1.67
Class C – assumed 5% return	1,000.00	1,016.79	8.49	1.67
Class T – actual return	1,000.00	1,048.03	3.46	.67
Class T – assumed 5% return	1,000.00	1,021.83	3.41	.67
Class F-1 – actual return	1,000.00	1,046.54	4.90	.95
Class F-1 – assumed 5% return	1,000.00	1,020.42	4.84	.95
Class F-2 – actual return	1,000.00	1,047.96	3.41	.66
Class F-2 – assumed 5% return	1,000.00	1,021.88	3.36	.66
Class F-3 – actual return	1,000.00	1,048.63	2.84	.55
Class F-3 – assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 529-A – actual return	1,000.00	1,046.44	5.00	.97
Class 529-A – assumed 5% return	1,000.00	1,020.32	4.94	.97
Class 529-C – actual return	1,000.00	1,042.29	8.91	1.73
Class 529-C – assumed 5% return	1,000.00	1,016.48	8.79	1.73
Class 529-E – actual return	1,000.00	1,045.47	5.93	1.15
Class 529-E – assumed 5% return	1,000.00	1,019.41	5.85	1.15
Class 529-T – actual return	1,000.00	1,047.68	3.77	.73
Class 529-T – assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 529-F-1 – actual return	1,000.00	1,047.44	3.97	.77
Class 529-F-1 – assumed 5% return	1,000.00	1,021.32	3.92	.77
Class 529-F-2 – actual return	1,000.00	1,048.08	3.36	.65
Class 529-F-2 – assumed 5% return	1,000.00	1,021.93	3.31	.65
Class 529-F-3 – actual return	1,000.00	1,048.29	3.15	.61
Class 529-F-3 – assumed 5% return	1,000.00	1,022.13	3.11	.61
Class R-1 – actual return	1,000.00	1,042.67	8.55	1.66
Class R-1 – assumed 5% return	1,000.00	1,016.84	8.44	1.66
Class R-2 – actual return	1,000.00	1,042.68	8.50	1.65
Class R-2 – assumed 5% return	1,000.00	1,016.89	8.39	1.65
Class R-2E – actual return	1,000.00	1,044.60	6.96	1.35
Class R-2E – assumed 5% return	1,000.00	1,018.40	6.87	1.35
Class R-3 – actual return	1,000.00	1,044.95	6.19	1.20
Class R-3 – assumed 5% return	1,000.00	1,019.16	6.11	1.20
Class R-4 – actual return	1,000.00	1,046.79	4.64	.90
Class R-4 – assumed 5% return	1,000.00	1,020.67	4.58	.90
Class R-5E – actual return	1,000.00	1,047.91	3.61	.70
Class R-5E – assumed 5% return	1,000.00	1,021.68	3.57	.70
Class R-5 – actual return	1,000.00	1,048.46	3.05	.59
Class R-5 – assumed 5% return	1,000.00	1,022.23	3.01	.59
Class R-6 – actual return	1,000.00	1,048.64	2.84	.55
Class R-6 – assumed 5% return	1,000.00	1,022.43	2.80	.55

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

28	International Growth and Income Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2024. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee noted that the advisory fee had been reduced effective May 1, 2022. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2022. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee considered that the fund’s advisory fee had been reduced effective May 1, 2022. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

International Growth and Income Fund	29

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

30	International Growth and Income Fund

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-today operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2021, through September 30, 2022. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

International Growth and Income Fund	31

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32	International Growth and Income Fund

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International Growth and Income Fund	33

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34	International Growth and Income Fund

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International Growth and Income Fund	35

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

36	International Growth and Income Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

International Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of International Growth and Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERNATIONAL GROWTH AND INCOME FUND

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Principal Executive Officer

Date: February 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Principal Executive Officer

Date: February 28, 2023

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: February 28, 2023